Other Expense, net - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Impairment of equity method investment		$ 2.1	$ 23.5
Amount of guarantee obligations given by joint ventures	20
Provisions for bad debt on receivables due from joint venture	2
Other - than - temporary impairment, gross	26
Other - than - temporary impairment, net	18
Other - than - temporary impairment, net per share	$ 0.09
Write-down of investment (expense)	4
Carrying value of the investment	$ 0